Label	Element	Value
Risk/Return:	dggi_RiskReturn1Abstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000875610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 22, 2019
Prospectus Date	rr_ProspectusDate	Mar. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Delaware Global Value Fund
Risk/Return:	dggi_RiskReturn1Abstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund

Delaware International Value Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement to the Funds’ Statutory Prospectus and Statement of Additional Information

dated March 29, 2019

On July 15, 2019, the shareholders of the Funds voted to approve an amendment to the fundamental investment restriction related to industry concentration and to approve a change in the diversification status of the Funds, to take effect on or about July 22, 2019.

In connection therewith, effective on or about July 22, 2019, the following information is added as the last paragraph in the prospectus section entitled “Fund summaries  – Delaware Global Value Fund – What are the Fund’s principal investment strategies?”:

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Effective on or about July 22, 2019, the following information is added to the prospectus section entitled “Fund summaries – Delaware Global Value Fund – What are the principal risks of investing in the Fund?”:

What are the principal risks of investing in the Fund?

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Effective on or about July 22, 2019, the following information is added as the last paragraph in the prospectus section entitled “Fund summaries  – Delaware International Value Equity Fund – What are the Fund’s principal investment strategies?”:

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Effective on or about July 22, 2019, the following information is added to the prospectus section entitled “Fund summaries – Delaware International Value Equity Fund – What are the principal risks of investing in the Fund?”:

What are the principal risks of investing in the Fund?

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Effective on or about July 22, 2019, the following information is added as the second paragraph in the prospectus section entitled “How we manage the Funds – Our principal investment strategies – Delaware Global Value Fund”:

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Effective on or about July 22, 2019, the following information is added as the second paragraph in the prospectus section entitled “How we manage the Funds – Our principal investment strategies – Delaware International Value Equity Fund”:

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Effective on or about July 22, 2019, the following is added to the information in the prospectus section entitled “How we manage the Funds – The securities in which the Funds typically invest”:

The securities in which the Funds typically invest

Consumer staples sector securities

Consumer staples sector securities include securities issued by companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail.

How the Funds use them: Delaware Global Value Fund and Delaware International Value Equity Fund may concentrate their investments in the consumer staples sector.

Effective on or about July 22, 2019, the following is added to the prospectus section entitled “How we manage the Funds – The risks of investing in the Funds”:

Industry, sector, and security risks

Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: Each Fund typically holds a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Fund. However, Delaware Global Value Fund and Delaware International Value Equity Fund concentrate their investments in the consumer staples sector. As a consequence, the share price of Delaware Global Value Fund and Delaware International Value Equity Fund may fluctuate in response to factors affecting that sector, and may fluctuate more widely than a fund that invests in a broader range of industries or sectors. Delaware Global Value Fund and Delaware International Value Equity Fund may be more susceptible to any single economic, political, or regulatory occurrence affecting the consumer staples sector. Also see “Nondiversification the Fund risk” below.

Nondiversification risk

Nondiversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers, with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of a fund’s assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.

How the Funds strive to manage it: Delaware Global Value Fund and Delaware International Value Equity Fund will not be diversified under the 1940  Act. This means Delaware Global Value Fund and Delaware International Value Equity Fund may invest in securities of any one issuer in an amount greater than 5% of its total assets. However, Delaware Global Value Fund and Delaware International Value Equity Fund will satisfy the Internal Revenue Code’s diversification requirement, which requires that 50% of its assets be represented by cash, cash items, certain qualifying securities, and other securities limited in respect of any one issuer to an amount not greater than 5% of its total assets.

Consumer staples sector risk

Consumer staples risk is the risk that companies in the consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending.

Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

How the Funds strive to manage it: To the extent Delaware Global Value Fund and Delaware International Value Equity Fund invest in consumer staples companies, they are each subject to the risks associated with the consumer staples industry. The Manager monitors the benchmark and its sector weightings to understand consumer staples investment trends. Investors should carefully consider these risks before investing in Delaware Global Value Fund or Delaware International Value Equity Fund.

Effective on or about July 22, 2019, the following replaces the information in the section entitled “Organization and Classification – Classification” of the Statement of Additional Information:

Classification

The Trust is an open-end management investment company.

Each Fund’s, except Delaware International Value Equity Fund and Delaware Global Value Fund, portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more  than 5% of the value of the Fund’s total assets in the securities of any one issuer and (2) in no  more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

Delaware International Value Equity Fund’s and Delaware Global Value Fund’s portfolios of assets are “nondiversified” as defined by the 1940 Act. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on an investment held by the Fund may affect a larger portion of its overall assets and subject it to greater risks and volatility.

Effective on or about July 22, 2019, the following replaces the information in the first numbered section of “Investment Objectives, Restrictions, and Policies – Fundamental Investment Restrictions” of the Statement of Additional Information:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that Delaware International Value Equity Fund and Delaware Global Value Fund shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

Effective on or about July 22, 2019, the following replaces the second paragraph of “Investment Objectives, Restrictions, and Policies – Nonfundamental Investment Restrictions” of the Statement of Additional Information:

Nonfundamental Investment Restrictions

For purposes of a Fund’s concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying a Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities. In addition, in applying its policies on concentration, Delaware Emerging Markets Fund and Delaware International Small Cap Fund will divide the information technology sector into various sub-categories (e.g., computers, internet, semiconductors, software, and telecommunications). Delaware International Small Cap Fund will also subdivide the consumer discretionary sector into a variety of industries (e.g., apparel, auto manufacturers, auto parts and equipment, building materials, commercial services, entertainment, holding companies-diversified, home builders, internet, lodging, and retail). Delaware Global Value Fund and Delaware International Value Equity Fund will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, pharmaceuticals, and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies, and entertainment).

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated July 22, 2019.

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Risk Nondiversified Status	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Delaware Global Value Fund | Class A
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DABAX
Delaware Global Value Fund | Class C
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DABCX
Delaware Global Value Fund | Class R
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	n/a
Delaware Global Value Fund | Institutional Class
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DABIX
Delaware International Value Equity Fund
Risk/Return:	dggi_RiskReturn1Abstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund

Delaware International Value Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement to the Funds’ Statutory Prospectus and Statement of Additional Information

dated March 29, 2019

On July 15, 2019, the shareholders of the Funds voted to approve an amendment to the fundamental investment restriction related to industry concentration and to approve a change in the diversification status of the Funds, to take effect on or about July 22, 2019.

In connection therewith, effective on or about July 22, 2019, the following information is added as the last paragraph in the prospectus section entitled “Fund summaries  – Delaware Global Value Fund – What are the Fund’s principal investment strategies?”:

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Effective on or about July 22, 2019, the following information is added to the prospectus section entitled “Fund summaries – Delaware Global Value Fund – What are the principal risks of investing in the Fund?”:

What are the principal risks of investing in the Fund?

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Effective on or about July 22, 2019, the following information is added as the last paragraph in the prospectus section entitled “Fund summaries  – Delaware International Value Equity Fund – What are the Fund’s principal investment strategies?”:

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Effective on or about July 22, 2019, the following information is added to the prospectus section entitled “Fund summaries – Delaware International Value Equity Fund – What are the principal risks of investing in the Fund?”:

What are the principal risks of investing in the Fund?

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Effective on or about July 22, 2019, the following information is added as the second paragraph in the prospectus section entitled “How we manage the Funds – Our principal investment strategies – Delaware Global Value Fund”:

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Effective on or about July 22, 2019, the following information is added as the second paragraph in the prospectus section entitled “How we manage the Funds – Our principal investment strategies – Delaware International Value Equity Fund”:

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Effective on or about July 22, 2019, the following is added to the information in the prospectus section entitled “How we manage the Funds – The securities in which the Funds typically invest”:

The securities in which the Funds typically invest

Consumer staples sector securities

Consumer staples sector securities include securities issued by companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail.

How the Funds use them: Delaware Global Value Fund and Delaware International Value Equity Fund may concentrate their investments in the consumer staples sector.

Effective on or about July 22, 2019, the following is added to the prospectus section entitled “How we manage the Funds – The risks of investing in the Funds”:

Industry, sector, and security risks

Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: Each Fund typically holds a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Fund. However, Delaware Global Value Fund and Delaware International Value Equity Fund concentrate their investments in the consumer staples sector. As a consequence, the share price of Delaware Global Value Fund and Delaware International Value Equity Fund may fluctuate in response to factors affecting that sector, and may fluctuate more widely than a fund that invests in a broader range of industries or sectors. Delaware Global Value Fund and Delaware International Value Equity Fund may be more susceptible to any single economic, political, or regulatory occurrence affecting the consumer staples sector. Also see “Nondiversification the Fund risk” below.

Nondiversification risk

Nondiversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers, with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of a fund’s assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.

How the Funds strive to manage it: Delaware Global Value Fund and Delaware International Value Equity Fund will not be diversified under the 1940  Act. This means Delaware Global Value Fund and Delaware International Value Equity Fund may invest in securities of any one issuer in an amount greater than 5% of its total assets. However, Delaware Global Value Fund and Delaware International Value Equity Fund will satisfy the Internal Revenue Code’s diversification requirement, which requires that 50% of its assets be represented by cash, cash items, certain qualifying securities, and other securities limited in respect of any one issuer to an amount not greater than 5% of its total assets.

Consumer staples sector risk

Consumer staples risk is the risk that companies in the consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending.

Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

How the Funds strive to manage it: To the extent Delaware Global Value Fund and Delaware International Value Equity Fund invest in consumer staples companies, they are each subject to the risks associated with the consumer staples industry. The Manager monitors the benchmark and its sector weightings to understand consumer staples investment trends. Investors should carefully consider these risks before investing in Delaware Global Value Fund or Delaware International Value Equity Fund.

Effective on or about July 22, 2019, the following replaces the information in the section entitled “Organization and Classification – Classification” of the Statement of Additional Information:

Classification

The Trust is an open-end management investment company.

Each Fund’s, except Delaware International Value Equity Fund and Delaware Global Value Fund, portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more  than 5% of the value of the Fund’s total assets in the securities of any one issuer and (2) in no  more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

Delaware International Value Equity Fund’s and Delaware Global Value Fund’s portfolios of assets are “nondiversified” as defined by the 1940 Act. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on an investment held by the Fund may affect a larger portion of its overall assets and subject it to greater risks and volatility.

Effective on or about July 22, 2019, the following replaces the information in the first numbered section of “Investment Objectives, Restrictions, and Policies – Fundamental Investment Restrictions” of the Statement of Additional Information:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that Delaware International Value Equity Fund and Delaware Global Value Fund shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

Effective on or about July 22, 2019, the following replaces the second paragraph of “Investment Objectives, Restrictions, and Policies – Nonfundamental Investment Restrictions” of the Statement of Additional Information:

Nonfundamental Investment Restrictions

For purposes of a Fund’s concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying a Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities. In addition, in applying its policies on concentration, Delaware Emerging Markets Fund and Delaware International Small Cap Fund will divide the information technology sector into various sub-categories (e.g., computers, internet, semiconductors, software, and telecommunications). Delaware International Small Cap Fund will also subdivide the consumer discretionary sector into a variety of industries (e.g., apparel, auto manufacturers, auto parts and equipment, building materials, commercial services, entertainment, holding companies-diversified, home builders, internet, lodging, and retail). Delaware Global Value Fund and Delaware International Value Equity Fund will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, pharmaceuticals, and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies, and entertainment).

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated July 22, 2019.

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund may concentrate its investments in the consumer staples sector. The consumer staples sector consists of companies that are involved in areas such as the production, manufacture, distribution, or sale of, consumer goods and services that have non-cyclical characteristics, such as  tobacco, food and beverage, household goods, personal products, and non-discretionary retail. The Fund is a nondiversified fund.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Risk Nondiversified Status	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Delaware International Value Equity Fund | Class A
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DEGIX
Delaware International Value Equity Fund | Class C
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DEGCX
Delaware International Value Equity Fund | Class R
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DIVRX
Delaware International Value Equity Fund | Institutional Class
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DEQIX
Delaware International Value Equity Fund | Class R6
Risk/Return:	dggi_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DEQRX